July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	32,898	$ 268,775
iShares ESG Aware MSCI EAFE ETF(b)	14,872	1,298,028
iShares ESG Aware MSCI EM ETF	14,889	587,520
iShares ESG Aware MSCI USA ETF(b)	23,824	3,293,430
iShares ESG Aware MSCI USA Small-Cap ETF(b)	9,330	392,047
iShares MSCI Canada ETF(b)	3,557	164,262
iShares MSCI EAFE Small-Cap ETF(b)	2,941	212,958
iShares MSCI Emerging Markets Small-Cap ETF(b)	1,519	97,292
		6,314,312
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,358	64,166
Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)	859,513	859,856
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	21,346	21,346
		881,202
Total Investments — 113.7% (Cost: $5,823,695)		7,259,680
Liabilities in Excess of Other Assets — (13.7)%		(872,520)
Net Assets — 100.0%		$ 6,387,160

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,408,245	$ —	$ (548,200)(a)	$ (178)	$ (11)	$ 859,856	859,513	$ 2,576 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,639	12,707 (a)	—	—	—	21,346	21,346	402	—
iShares Developed Real Estate Index Fund, Class K	174,961	111,982	(33,063)	(1,627)	16,522	268,775	32,898	3,868	—
iShares ESG Aware MSCI EAFE ETF	760,370	612,067	(142,188)	996	66,783	1,298,028	14,872	27,361	—
iShares ESG Aware MSCI EM ETF	335,686	248,298	(43,733)	(790)	48,059	587,520	14,889	10,129	—
iShares ESG Aware MSCI USA ETF	2,230,021	1,178,971	(398,606)	2,856	280,188	3,293,430	23,824	20,986	—
iShares ESG Aware MSCI USA Small-Cap ETF	260,888	146,954	(20,451)	(25)	4,681	392,047	9,330	2,854	—
iShares ESG Aware U.S. Aggregate Bond ETF	37,713	29,571	(3,249)	(662)	793	64,166	1,358	1,316	—
iShares MSCI Canada ETF	93,246	72,422	(15,049)	(303)	13,946	164,262	3,557	2,159	—
iShares MSCI EAFE Small-Cap ETF	121,209	89,180	(15,640)	(76)	18,285	212,958	2,941	4,804	—
iShares MSCI Emerging Markets Small-Cap ETF	57,517	44,168	(7,319)	(582)	3,508	97,292	1,519	1,765	—
iShares TIPS Bond ETF(c)	3,899	325	(4,155)	76	(145)	—	—	16	—
				$ (315)	$ 452,609	$ 7,259,680		$ 78,236	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 6,314,312	$ —	$ —	$ 6,314,312
Fixed-Income Funds	64,166	—	—	64,166
Money Market Funds	881,202	—	—	881,202
	$7,259,680	$—	$—	$7,259,680

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments